Fair Value Measurements - Fair Value Measurement Inputs and Valuation Techniques (Details) - Fair Value, Recurring - Level 3 $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value	$ 243,067	$ 253,995
Discount for lack of marketability | Market evaluation/pricing models | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Range of Rates	0.100	0.125
Discount for lack of marketability | Market evaluation/pricing models | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Range of Rates	0.300	0.275
Discount for lack of control | Recent acquisition transactions | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Range of Rates	0.200	0.250
Discount for lack of control | Recent acquisition transactions | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Range of Rates	0.350	0.300